Warrant Liabilities	6 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
Warrant Liabilities
11.	Warrant Liabilities

On August 2, 2024, Tristar, the Company, and Continental Stock Transfer & Trust Company, as warrant agent (the “Warrant Agent”), entered into the Assignment, Assumption, and Amendment to Warrant Agreement (the “Warrant Amendment”), which amended that certain Warrant Agreement, dated as of October 13, 2021, relating to the Tristar warrants (the “Warrant Agreement”), as filed with the SEC on October 13, 2021. Pursuant to the Warrant Amendment,

(i)	the Company assumed the obligations of Tristar under the Warrant Agreement, such that, among other things, Helport has been added as a party thereto; and

(ii)	references to Tristar Class A ordinary shares in the Warrant Agreement mean the ordinary shares of the Company.

As of December 31, 2025, there were 18,844,987 Warrants outstanding (including 11,499,987 Public Warrants and 7,345,000 Private Placement Warrants). The Warrants have the same terms as the Tristar warrants. Each Warrant entitles the holder thereof to purchase one ordinary share at a price of $11.50 per share. The exercise period of Public Warrants and Private Placement Warrants commenced on the completion of the Company’s initial business combination, terminating on the earlier to occur if (i) five years after the completion of the initial business combination (August 1, 2029), and (ii) the date fixed for redemption of the Warrants. The Warrants may only be exercised for a whole number of shares and in no event will the Company be required to net cash settle any Warrant.

The Company also permits Warrant holders to exercise their Warrants on a cashless basis under the circumstances specified in the Warrant Agreement. If the ordinary shares are at the time of any exercise of a Warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act of 1933, as amended (the “Securities Act”), the Company may, at its option, require holders of Warrants who exercise their Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement, but it will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. The Warrants became exercisable on the completion of the Business Combination, and will expire five years after the consummation of the Business Combination or earlier upon redemption.

The Company may redeem the Public Warrant, in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the Warrants are exercisable;

●	upon not less than 30 days’ prior written notice of redemption to each Warrant holder;

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $18.00 per share (subject to adjustment for splits, dividends, recapitalizations, and other similar events), for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to Warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such Warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the foregoing conditions are satisfied and the Company issues a notice of redemption, each Warrant holder can exercise his or her Warrant prior to the scheduled redemption date. However, the price of the ordinary shares may fall below the $18.00 trigger price as well as the $11.50 Warrant exercise price per full share after the redemption notice is issued, and such decline will not limit the Company’s ability to complete the redemption. The redemption criteria for the Public Warrants have been established at a price which is intended to provide Warrant holders a reasonable premium to the initial exercise price and provide a sufficient differential between the then-prevailing share price and the Warrant exercise price so that if the share price declines as a result of the Company’s redemption call, the redemption will not cause the share price to drop below the exercise price of the Warrants.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants are non-redeemable (except as described below) so long as they are held by the sponsor of Tristar or its permitted transferees. If the Private Placement Warrants are held by someone other than the sponsor of Tristar or its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by such holders on the same basis as the Public Warrants.

The Company accounts for the 18,844,987 Warrants (including 11,499,987 Public Warrants and 7,345,000 Private Placement Warrants) in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the Warrants do not meet the criteria for equity treatment thereunder, each Warrant must be recorded as a liability. The Private Placement Warrants contain a provision whereby, if transferred to persons other than permitted transferees, such warrants shall upon transfer cease to be Private Placement Warrants and shall become Public Warrants. Because of this provision, the Private Placement Warrants’ settlement amounts are dependent on the Warrant holder, and the Private Placement Warrants are not considered indexed to the Company’s ordinary shares, therefore precluding equity classification. The Public Warrants’ tender provisions do not provide for the Warrant holders and the underlying shareholders to receive the same pro rata settlement amount. Because of this tender offer provision, the Public Warrants are required to be classified as a liability because the settlement amount received by a Warrant holder could be greater than that received by a holder of the Company’s ordinary shares.

The accounting treatment of derivative financial instruments requires that the Company record the Warrants as derivative liabilities at fair value upon the closing of the Business Combination. These warrant liabilities are subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to its current fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the Warrants will be reclassified as of the date of the event that causes the reclassification.